FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of finance income and expenses [Abstract]
FINANCE INCOME AND EXPENSES
NOTE 17   -    FINANCE INCOME AND EXPENSES

A.	Financing Income:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars
Interest Income:
Short-term bank deposits	30	333	957	9
Interest Income of debentures held for trading	3,274	1,791	1,901	944
Other	16	(11)	(74)	5
Total interest Income	3,320	2,113	2,784	958
Other:
Changes in fair value of financial assets at fair values	7,760	1,924	186	2,238
Gain (loss) from non-tradable financial assets (see note 24i).	5,368	(7,734)	-	1,548
Foreign currency differences	-	-	13	-
Dividends	1,489	272	380	429
Total financing Income	17,937	(3,425)	3,363	5,173

B.	Financing expenses:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5	2 0 1 7
	NIS	NIS	NIS	US Dollars
Other:
Foreign currency differences	2,708	2,222	627	781
Bank fees	599	449	351	173
Management fees for investment houses	462	300	-	133
Other	-	172	-	-
Total financing costs	3,769	3,143	978	1,087